Other balance sheet items - Schedule of Other Intangible Assets (Details) (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	$ 6,955		$ 6,931
Accumulated Amortization	(5,201)		(4,956)
Carrying Value	1,754		1,975
Amortization expense for intangibles	200	$ 200
Licenses
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	991		987
Strategic Alliance
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost, Finite-lived Intangible Assets	3,748		3,748
Accumulated Amortization	(3,578)		(3,472)
Carrying Value, Finite-lived Intangible Assets	$ 170		276
Strategic Alliance | Weighted Average
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	3 years
Other
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost, Finite-lived Intangible Assets	$ 2,216		2,196
Accumulated Amortization	(1,623)		(1,484)
Carrying Value, Finite-lived Intangible Assets	$ 593		$ 712
Other | Weighted Average
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	3 years